Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Carried at Fair Value on a Recurring Basis
	September 30, 2015
	Level 2	Level 3	Total
	U.S. $ in thousands
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$480	$-	$480
Foreign exchange forward contracts
designated as hedging instruments	94	-	94

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(391)	-	(391)
Foreign exchange forward contracts designated as hedging instruments	(173)	-	(173)
Obligations in connection with acquisitions	-	(8,105)	(8,105)
	$10	$(8,105)	$(8,095)

	December 31, 2014
	Level 2	Level 3	Total
	U.S. $ in thousands
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$3,753	$-	$3,753

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,901)	-	(2,901)
Foreign exchange forward contracts designated
as hedging instruments	(1,243)	-	(1,243)
Obligations in connection with acquisitions	-	(35,656)	(35,656)
	$(391)	$(35,656)	$(36,047)

Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs
	Nine months ended	Year ended
	September 30, 2015	December 31, 2014
	U.S. $ in thousands
Fair value at the beginning of the period	$35,656	$29,025
Settlements	(4,593)	(10,795)
Additions	-	43,576
Change in fair value recognized in earnings	(22,958)	(26,150)
Fair value at the end of the period	$8,105	$35,656